Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Segment Information

Note 8 - Segment Information

The Company operates and manages its business as one operating and reportable segment, which is the business of renewable energy focused on the extraction, refinement and distribution of technical minerals in an environmentally responsible manner. The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer. The Company’s measure of segment profit or loss is net income. For purposes of evaluating performance and allocating resources, the CODM reviews the financial information and evaluates net income against comparable prior periods and the Company’s forecast.

For the fiscal six months ended June 30, 2026, the CODM regularly receives and reviews the Company’s net income, and significant operating expenses categories, which are integral to the measure of operating performance. The significant expense categories include employee compensation, office operations and professional services. These expenses are presented below as they are included in the net income measure used by the CODM:

	Six Months Ended	Six Months Ended
	June 30,	June 30,
	2026	2025
General and administrative
Wages and related	$(840,162)	$(987,992)
Office operations	(8,843)	(9,728)
Professional services	(238,702)	(214,995)
Other operating expenses	(10,194)	(3,339)
Total operating expenses	(1,097,901)	(1,216,054)
Other Expenses / Income
Gain (loss) on extinguishment of debt	(1,045,346)	(565,453)
Fair value of stock issued for note modification	(2,572,517)	(410,008)
Interest expense	(475,278)	(326,569)
Total other expenses / income	(4,093,141)	(1,302,030)
Net Income (Loss)	$(5,191,042)	$(2,518,084)

Note 9 - Segment Information

The Company operates and manages its business as one operating and reportable segment, which is the business of renewable energy focused on the extraction, refinement and distribution of technical minerals in an environmentally responsible manner. The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer. The Company’s measure of segment profit or loss is net income. For purposes of evaluating performance and allocating resources, the CODM reviews the financial information and evaluates net income against comparable prior periods and the Company’s forecast.

For the fiscal year ended December 31, 2025, the CODM regularly receives and reviews the Company’s net income, and significant operating expenses categories, which are integral to the measure of operating performance. The significant expense categories include employee compensation, office operations and professional services. These expenses are presented below as they are included in the net income measure used by the CODM:

	Year Ended	Year Ended
	December 31,	December 31,
	2025	2024
General and administrative
Wages and related	$(1,359,879)	$(672,944)
Office operations	(165,685)	(312,675)
Professional services	(333,750)	(536,280)
Other operating expenses	(3,942)	(46,808)
Total operating expenses	(1,863,256)	(1,568,707)
Other Expenses / Income
Gain (loss) on extinguishment of debt	(1,744,906)	(1,842,273)
Fair value of stock issued for note modification	(2,082,423)	(449,660)
Interest expense	(719,979)	(446,278)
Total other expenses / income	(4,547,308)	(2,738,211)
Net Income (Loss)	$(6,410,564)	$(4,306,918)